ALLIANCEBERNSTEIN


                                 ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                -AllianceBernstein Intermediate California Municipal Portfolio
               -AllianceBernstein Intermediate Diversified Municipal Portfolio
                  -AllianceBernstein Intermediate New York Municipal Portfolio
                                         ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
                                    -AllianceBernstein International Portfolio
                        -AllianceBernstein Tax-Managed International Portfolio
                                                  ALLIANCEBERNSTEIN BOND FUNDS
                                   -AllianceBernstein Short Duration Portfolio


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Supplement dated December 1, 2008 to:

The AllianceBernstein Municipal Income Portfolios Prospectus offering Class A, Class B and Class C shares dated February 1, 2008 of AllianceBernstein
Intermediate California Municipal Portfolio, AllianceBernstein Intermediate Diversified Municipal Portfolio and AllianceBernstein Intermediate New York Municipal Portfolio;

The AllianceBernstein Blended Style Funds Prospectus offering Class A, Class B and Class C shares dated February 1, 2008, as supplemented September 15, 2008, of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio; and

The AllianceBernstein Bond Funds Prospectus offering Class A, Class B and Class C shares dated January 28, 2008, as supplemented May 16, 2008 and September 15, 2008, of AllianceBernstein Short Duration Portfolio.

All of the funds listed above are hereinafter referred to as the "Funds".

                                    * * * * *

The following information amends certain information in the Prospectuses under the heading "HOW TO BUY SHARES Class A, Class B and Class C Shares".

Effective January 31, 2009, sales of Class B shares of the Funds to new investors will be suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund's Automatic Investment Program for accounts that established the Program prior to January 31, 2009, and
(iv) by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares will be suspended as of January 31, 2009.

                                    * * * * *

The following information amends certain information in the Prospectuses under the heading "Class B Shares - Deferred Sales Charge Alternative".

Class B Shares
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Effective  January  31,  2009,  sales  of  Class B  shares  of the  Funds to new investors will be suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund's Automatic Investment Program for accounts that established the Program prior to January 31, 2009, and
(iv) by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares will be suspended as of January 31, 2009.

                                   * * * * *

The following information amends certain information in the Prospectuses under the heading "CDSC WAIVERS AND OTHER PROGRAMS Reinstatement Privilege".

The reinstatement privilege for Class B shares will no longer be available after January 31, 2009.

                                    * * * * *

The following information amends certain information in the Prospectus under the heading "INVESTING IN THE FUNDS".

The Board of Directors of the Funds is continuing to explore alternatives to simplify the current multiple class structure of the Portfolios. This could result in future changes including, but not limited to, the suspension of sales of one or more classes of shares or other changes.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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